Long-term Investments (Details 3) - CNY (¥)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale securities
Total net unrealized gains (net of tax) recorded in other comprehensive income	¥ 34,027,000	¥ 27,452,000
Tax expense (benefit) of total net unrealized gains	(47,700,000)	81,400,000
Available-for-sale securities, cost to fair value
Cost	760,528,000	1,027,188,000
Unrealized Gains	95,200,000	108,885,000
Fair Value	855,728,000	1,136,073,000
Huatai
Available-for-sale securities, cost to fair value
Cost	660,528,000	927,188,000
Unrealized (Losses)	(39,684,000)	(216,851,000)
Fair Value	620,844,000	710,337,000
Huatai | Available-for-sale securities
Available-for-sale securities, cost to fair value
Cash dividends received	21,400,000	0
Huatai | Investment income, net
Available-for-sale securities, cost to fair value
Impairment provision recorded in the consolidated statements of comprehensive income	266,700,000	0
Caissa
Available-for-sale securities, cost to fair value
Cost	100,000,000	100,000,000
Unrealized Gains	134,884,000	325,736,000
Fair Value	¥ 234,884,000	¥ 425,736,000